BASIS OF PRESENTATION AND SIGNIFICANT ACCOUNTING POLICIES (Tables)	12 Months Ended
Dec. 31, 2014
Contract Receivables

A summary of contract receivables is as follows:

We expect to invoice our unbilled receivables once certain milestones or other metrics are reached, and we expect to collect all unbilled amounts. We believe that our provision for losses on uncollectible accounts receivable is adequate for our credit loss exposure.

	December 31, 2014	December 31, 2013
	(in thousands)
Contract receivables:
Contracts in progress	$106,174	$192,745
Completed contracts	34,698	77,248
Retainages	28,586	127,698
Unbilled	4,303	14,571
Less allowances	(30,391)	(30,404)
Accounts receivable—trade, net	$143,370	$381,858

Retainages on Contracts

The following amounts represent retainages on contracts:

	December 31, 2014	December 31, 2013
	(in thousands)

Retainages expected to be collected within one year	$28,586	$127,698
Retainages expected to be collected after one year	137,468	65,365

Total retainages	$166,054	$193,063

Summary of Accounts Receivable Other

A summary of accounts receivable—other is as follows:

	December 31, 2014	December 31, 2013
	(In thousands)
Other taxes receivable	$31,392	$14,934
Receivables from unconsolidated affiliates	20,061	36,181
Accrued unbilled revenue	15,442	15,696
Intercompany unbilled cost	3,978	5,373
Employee receivables	4,336	4,532
Foreign currency forward contracts	1,173	11,641
Other	4,706	916
Accounts receivable-other	$81,088	$89,273

Components of Contracts in Progress and Advance Billings on Contracts

A detail of the components of contracts in progress and advance billings on contracts is as follows:

	December 31, 2014	December 31, 2013
	(In thousands)
Costs incurred less costs of revenue recognized	$90,191	$65,113
Revenues recognized less billings to customers	267,426	360,873
Contracts in Progress	$357,617	$425,986

Billings to customers less revenue recognized	$578,896	$466,205
Costs incurred less costs of revenue recognized	(379,031)	(187,276)
Advance Billings on Contracts	$199,865	$278,929

Summary of Changes in Carrying Amount of Other Non-Current Assets

The following summarizes the changes in the carrying amount of these assets:

	Year ended December 31, 2014	Year ended December 31, 2013
	(In thousands)
Balance at beginning of period	$14,951	$13,761
Debt issuance costs	47,737	4,905
Former Credit Agreement debt issuance cost write off	(11,913)	—
Amortization of interest expense	(10,999)	(3,715)
	39,776	14,951
Less: Current portion	(12,936)	—
Noncurrent portion	$26,840	$14,951

Summary of Property Plant Equipment by Asset Category

A summary of property, plant and equipment by asset category is as follows:

	Year Ended December 31,
	2014	2013
	(In thousands)
Marine Vessels	$1,241,105	$1,089,121
Construction Equipment	496,557	576,855
Construction in Progress	435,447	408,705
Buildings	159,623	161,407
All other	140,831	131,598
Total Cost	$2,473,563	$2,367,686
Accumulated Depreciation	(830,467)	(889,009)
Net Book Value	$1,643,096	$1,478,677

Reclassifications [Member]
Components of Accumulated Other Comprehensive Income (Loss) Included in Stockholders' Equity

Components of accumulated other comprehensive income (loss) (“AOCI”) have been restated to reflect the retrospective change in accounting method for recognizing actuarial gain and losses related to pension and postretirement benefit plans.

The components of AOCI included in stockholders’ equity are as follows:

	December 31, 2014	December 31, 2013
	(In thousands)

Foreign currency translation adjustments	$(15,212)	$(2,562)
Net gain on investments	241	238
Net loss on derivative financial instruments	(82,837)	(45,386)
Accumulated other comprehensive loss	$(97,808)	$(47,710)

The following tables present the components of AOCI and the amounts that were reclassified during the period:

	Foreign currency translation gain (loss)	Unrealized holding gain (loss) on investments	Deferred gain (loss) on derivatives(1)		TOTAL
	(in thousands)

Balance, January 1, 2013	$(3,366)	$(2,316)	$11,735		$6,053

Other comprehensive income (loss) before reclassification	804	920	(52,781)		(51,057)
Amounts reclassified from AOCI	—	1,634	(4,340)	(2)	(2,706)
Net current period other comprehensive income (loss)	804	2,554	(57,121)		(53,763)

Balance, December 31, 2013	$(2,562)	$238	$(45,386)		$(47,710)

Other comprehensive income (loss) before reclassification	(9,250)	3	(65,503)		(74,750)
Amounts reclassified from AOCI	(3,400)	—	28,052	(2)	24,652
Net current period other comprehensive income (loss)	(12,650)	3	(37,451)		(50,098)

Balance, December 31, 2014	$(15,212)	$241	$(82,837)		$(97,808)

(1)	Refer to Note 6 for additional details
(2)	Reclassified to cost of operations and gain on foreign currency, net